Long Term Debt - Maturities of Long Term Debt Outstanding (Detail) $ in Millions	Jan. 03, 2016 USD ($)
Long-term Debt, Fiscal Year Maturity
2016	$ 0.6
2017	0.6
2018	0.6
2019	58.7
2020	128.0
Thereafter	0.0
Total	$ 188.5